Intangible Liabilities - Charter Agreements - Schedule of Intangible Liabilities (Table) (Details) - USD ($) $ in Thousands		6 Months Ended	12 Months Ended
		Jun. 30, 2023	Dec. 31, 2022
Opening balance		$ 14,218	$ 55,376
Disposals	[1]	(476)	0
Amortization		(5,045)	(41,158)
Total		$ 8,697	$ 14,218

[1]	The unamortized portion of GSL Amstel intangible liability-charter agreement when vessel was sold on March 23, 2023.